Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2015
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Note 7 – DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The components of the deferred tax assets and liabilities are as follows:

	December 31,
	2015	2014
Deferred tax assets, current
Allowance for doubtful accounts	$5,634	$5,951
Accrued revenue (net of cost)	49,870	82,729
	55,504	88,680
Less: valuation allowance	-	(62,672)
	55,504	26,008
Deferred tax assets, non-current
Depreciation expense	2,085	2,202
Loss carryforward	25,847	73,065
	27,932	75,267
Less: valuation allowance	(3,958)	(57,700)
	23,974	17,567
Deferred tax liability, current
Accrued revenue (net of cost)	(90,777)	(207,490)
	(90,777)	(207,490)
Deferred tax liabilities, non-current
Depreciation expense	-	(22,017)
	$-	$(22,017)

The Company has net operating losses of $103,390 as of December 31, 2015. If not used, such losses will start expiring from the beginning of 2017.

For the purpose of presentation in the consolidated balance sheets, certain deferred income tax assets and liabilities have been offset. The following is the analysis of the deferred income tax balances for financial reporting purpose:

	December 31,
	2015	2014
Deferred tax assets, current	$-	$-
Deferred tax assets, non-current	23,974	-
Deferred tax liabilities, current	(35,273)	(181,482)
Deferred tax liabilities, non-current	-	(4,450)